Securities borrowed, lent and subject to repurchase agreements (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	172,184	148,962
Deposits paid for securities borrowed	64,779	71,481
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	236,963	220,443
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	161,220	147,878
Deposits received for securities lent	15,339	20,516
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	176,559	168,394